UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21465

ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)
259 N. Radnor-Chester Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Global Real Estate Income Fund
259 N. Radnor-Chester Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4CRA
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     Attached hereto.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments / March 31, 2007 (unaudited)

		U.S. $
Shares		Value

	Common Stock - 123.4%
	Real Estate Investment Trusts (“REIT”) - 123.4%
	Australia - 15.2%
29,967,000	DB RREEF Trust	$41,760,236
34,035,794	Investa Property Group	66,814,810
14,384,178	Macquarie CountryWide Trust	24,053,926
11,059,530	Macquarie Goodman Industrial Trust	62,451,723
28,584,000	Macquarie ProLogis Trust	28,979,928
8,484,633	Westfield Group	140,993,123

		365,053,746

	Canada - 10.1%
1,761,900	Boardwalk Real Estate Investment Trust	67,763,622
200,100	Calloway Real Estate Investment Trust	4,837,506
264,600	Calloway Real Estate Investment Trust (a)	6,396,822
500,000	Crombie Real Estate Investment Trust (a)	6,024,357
663,500	Dundee Real Estate Investment Trust	22,832,705
135,000	Dundee Real Estate Investment Trust (a)	4,645,690
884,800	H&R Real Estate Investment Trust	18,882,483
2,282,900	InnVest Real Estate Investment Trust	27,308,126
440,000	InnVest Real Estate Investment Trust (a)	5,263,295
700,000	Primaris Retail Real Estate Investment Trust (a)	12,329,563
2,447,000	RioCan Real Estate Investment Trust	52,687,973
1,040,300	Sunrise Senior Living Real Estate Investment Trust (a)	15,185,413

		244,157,555

	Finland - 1.6%
2,012,400	Citycon Oyj	15,697,808
1,294,448	Sponda Oyj	22,314,207

		38,012,015

	France - 9.3%
403,500	Societe de la Tour Eiffel	75,121,481
489,478	Unibail	147,827,920

		222,949,401

	Hong Kong - 5.1%
37,700,000	Agile Property Holdings Ltd.	37,148,799
12,988,000	China Overseas Land & Investment Ltd.	16,321,740
8,133,000	Hang Lung Properties Ltd.	22,741,280
3,062,900	Hongkong Land Holdings Ltd.	14,273,114
2,500,000	Sun Hung Kai Properties Ltd.	28,921,522
1,153,000	The Link REIT	2,773,958

		122,180,413

	Japan - 4.6%
2,388	Japan Retail Fund Investment Corp.	23,460,343
1,325,000	Mitsubishi Estate Co., Ltd.	43,427,906
968,000	Mitsui Fudosan Co., Ltd.	28,365,700
934	Nippon Building Fund, Inc.	15,424,942

		110,678,891

	Netherlands - 13.2%
116,780	Corio NV	10,572,272
357,401	Eurocommercial Properties NV	20,937,952
1,136,730	Nieuwe Steen Investments NV	33,213,827
494,786	Rodamco Europe NV	68,530,920
417,161	VastNed Retail NV	42,369,693
934,400	Wereldhave NV	143,351,038

		318,975,702

	New Zealand - 0.2%
3,500,000	Macquarie Goodman Property Trust	4,004,001

	Singapore - 0.1%
500,000	Capitalland Ltd	2,634,352

	United Kingdom - 10.7%
1,367,200	British Land Co. Plc	40,974,194
945,400	Great Portland Estates Plc	14,389,057
1,209,242	Hammerson Plc	41,102,364
1,902,400	Land Securities Group Plc	79,849,211
753,400	Liberty International Plc	18,426,680
45,000	Mapeley Ltd.	3,433,343
3,923,700	Slough Estates Plc	60,334,661

		258,509,510

See previously submitted notes to financial statements for the annual period ended December 31, 2006.

		U.S. $
Shares		Value

	United States - 53.3%
197,300	AMB Property Corp.	11,599,267
115,300	Acadia Realty Trust	3,005,871
898,200	American Campus Communities, Inc.	27,206,478
259,800	Apartment Investment & Management Co. - Class A	14,987,862
1,213,100	Archstone-Smith Trust	65,847,068
104,600	AvalonBay Communities, Inc.	13,598,000
285,800	BioMed Realty Trust, Inc.	7,516,540
505,200	Boston Properties, Inc.	59,310,480
1,215,230	Brandywine Realty Trust	40,600,834
1,198,300	Camden Property Trust	84,252,473
1,231,800	Cedar Shopping Centers, Inc.	19,955,160
402,900	Colonial Properties Trust	18,400,443
419,300	Developers Diversified Realty Corp.	26,373,970
219,900	Douglas Emmett, Inc. (b)	5,614,047
1,208,500	Extra Space Storage, Inc.	22,888,990
146,900	Federal Realty Investment Trust	13,312,078
1,211,100	First Industrial Realty Trust, Inc.	54,862,830
1,655,400	GMH Communities Trust	16,537,446
675,000	Gramercy Capital Corp.	20,709,000
941,484	HRPT Properties Trust	11,580,253
856,200	Health Care REIT, Inc.	37,587,180
371,000	Hersha Hospitality Trust	4,370,380
425,000	Highwoods Properties, Inc.	16,783,250
308,000	Hospitality Properties Trust	14,414,400
755,400	iStar Financial, Inc.	35,375,382
1,580,990	Liberty Property Trust	77,025,833
2,508,400	Maguire Properties, Inc.	89,198,704
637,700	Mid-America Apartment Communities, Inc.	35,877,002
570,700	National Retail Properties, Inc.	13,805,233
2,650,300	Nationwide Health Properties, Inc.	82,848,378
215,000	Newcastle Investment Corp.	5,961,950
1,994,070	OMEGA Healthcare Investors, Inc.	34,198,301
994,000	Pennsylvania Real Estate Investment Trust	44,064,020
325,000	ProLogis	21,102,250
364,700	Regency Centers Corp.	30,470,685
617,735	SL Green Realty Corp.	84,740,887
171,100	Sovran Self Storage, Inc.	9,480,651
1,144,100	Spirit Finance Corp.	17,047,090
770,000	Strategic Hotels & Resorts, Inc.	17,609,900
738,900	The Macerich Co.	68,244,804
200,000	U-Store-It Trust	4,024,000

		1,282,389,370

	Total Common Stock
	(cost $1,873,487,835)	2,969,544,956

	Master Limited Partnerships - 0.8%
	United States - 0.8%
603,351	Verde Realty MLP (b)
	(cost $19,910,583)	19,910,583

	Preferred Stock - 15.3%
	Real Estate Investment Trusts (“REIT”) - 15.3%
	United States - 15.3%
450,000	Alexandria Real Estate Corp., Series C	12,199,500
80,500	Apartment Investment & Management Co., Series U	2,055,165
400,000	Apartment Investment & Management Co., Series V	10,516,000
400,000	Apartment Investment & Management Co., Series Y	10,462,520
174,000	Associated Estates Realty Corp.	4,537,920
400,000	Biomed Realty Trust, Inc., Series A	10,080,000
207,700	Cedar Shopping Centers, Inc.	5,450,048
125,000	Digital Realty Trust, Inc., Series B	3,212,500
200,800	Duke Realty Corp., Series M	5,080,240
126,800	Eagle Hospitality Properties Trust, Inc., Series A	3,106,600
337,500	Equity Inns, Inc., Series C	9,291,375
20,000	FelCor Lodging Trust, Inc.	508,800
430,700	Glimcher Realty Trust, Series G	10,896,710
520,000	Health Care REIT, Inc., Series F	13,390,000
905,600	Host Marriot Corp, Series E	24,451,200
See previously submitted notes to financial statements for the annual period ended December 31, 2006.

		U.S. $
Shares		Value

222,600	Innkeepers USA Trust, Series C	5,589,486
1,015,000	iStar Financial, Inc., Series I	25,816,525
200,000	LaSalle Hotel Properties, Series D	5,068,000
523,200	LaSalle Hotel Properties, Series E	14,210,112
520,000	LaSalle Hotel Properties, Series G	13,130,000
36,000	LBA Realty Fund II — WBP, Inc., Series A	1,762,877
170,000	LBA Realty Fund II — WBP, Inc., Series B	3,463,750
1,000,000	LTC Properties, Inc., Series F	25,500,000
351,800	Maguire Properties, Inc., Series A	8,689,460
200,000	Mid-America Apartment Communities, Inc., Series H	5,136,000
237,100	National Retail Properties, Inc., Series C	6,057,905
120,000	NorthStar Realty Finance Corp., Series A	3,101,256
240,000	NorthStar Realty Finance Corp., Series B	5,820,000
120,000	OMEGA Healthcare Investors, Inc., Series D	3,096,000
320,000	PS Business Parks, Inc., Series O	8,150,400
320,000	Public Storage, Inc., Series K	8,281,600
360,000	Public Storage, Inc., Series M	8,910,000
240,000	RAIT Investment Trust, Series A	5,640,000
160,000	RAIT Investment Trust, Series B	4,000,000
192,500	SL Green Realty Corp., Series C	4,885,650
200,000	SL Green Realty Corp., Series D	5,178,000
275,000	Strategic Hotels & Resorts, Inc. (a)	6,978,125
400,000	Strategic Hotels & Resorts, Inc., Series B	10,162,520
363,600	Strategic Hotels & Resorts, Inc., Series C	9,300,888
368,000	Sunstone Hotel Investors, Inc., Series A	9,464,518
342,600	Taubman Centers, Inc., Series G	8,819,381
573,500	Taubman Centers, Inc., Series H	14,606,357
464,400	Winston Hotels, Inc., Series B	10,866,960

	Total Preferred Stock
	(cost $359,529,294)	366,924,348

	Convertible Preferred Stock - 1.6%
	Real Estate Investment Trusts (“REIT”) - 1.6%
	United States - 1.6%
974,000	FelCor Lodging Trust, Inc., Series A	25,119,460
200,000	Health Care REIT, Inc., 7.50%, Series G	6,352,000
200,000	Ramco-Gershenson Properties Trust, 7.95%, Series C	7,296,000

	Total Convertible Preferred Stock
	(cost $31,700,171)	38,767,460

	Investment Companies - 3.4%
	United Kingdom - 3.4%
399,119	Eurocastle Investment Ltd.	20,720,207
15,495,600	ING UK Real Estate Income Trust, Ltd. +	36,774,670
4,620,000	Insight Foundation Property Trust, Ltd.	12,255,591
547,200	ProLogis European Properties	11,326,704

	Total Investment Companies
	(cost $55,701,613)	81,077,172

	Purchased Options (b) - 0.1%
	Brazil - 0.1%
438,400	Brascan Residential Properties SA expiring 10/22/07 @ $0
	(cost $3,285,288)	2,764,106

	Warrants (b) - 0.0%
	Hong Kong - 0.0%
1,623,500	China Overseas Land & Investment Ltd. expiring 7/18/07
	(cost $0)	1,074,127

	Total Investments - 144.6%
	(cost $2,343,614,784)	3,480,062,752
	Liabilities in Excess of Other Assets - (6.8%)	(164,254,454)
	Preferred shares, at redemption value - (37.8%)	(910,000,000)

	Net Assets Applicable to
	Common Shares - 100% (c)	$2,405,808,298

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the securities amounted to $56,823,265 or 2.4% of net assets.

(b)	Non-income producing security.

(c)	Portfolio percentages are calculated based on net assets applicable to Common Shares.

+	Investments in companies considered to be an affiliate of the Trust (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

	Gross	Gross	Dividend
Affiliate	Additions	Reductions	Income

ING UK Real Estate Income Trust, Ltd.	$—	$—	$474,783
See previously submitted notes to financial statements for the annual period ended December 31, 2006.

Interest Rates Swaps

		Notional
	Termination	Amount	Fixed	Floating	Unrealized
Counterparty	Date	(000)	Rate	Rate	Appreciation
Citigroup	7/01/2007	$200,000	3.68%	1 Month LIBOR	$1,118,680
Royal Bank of Canada	7/01/2009	200,000	4.32%	1 Month LIBOR	2,414,753

					$3,533,433

     For each swap noted, the Trust pays a fixed rate and receives a floating rate.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Global Real Estate Income Fund

By: /s/ T. Ritson Ferguson
     T. Ritson Ferguson
     President and Chief Executive Officer
Date: May 3, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ T. Ritson Ferguson
     T. Ritson Ferguson
     President and Chief Executive Officer
Date: May 3, 2007
By: /s/ Jonathan A. Blome
     Jonathan A. Blome
     Treasurer and Chief Financial Officer
Date: May 3, 2007